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               Securities and Exchange Commission
                     Washington, D.C. 20549
                       Rule 24f-2 Notice

                               for

                 Alliance New Europe Fund, Inc.
                   1345 Avenue of the Americas
                    New York, New York 10105.

                           under the

                 Investment Company Act of 1940

                        File No. 33-37848

   (i)  Fiscal period for which this Notice is filed:

        August 1, 1994 through July 31, 1995

  (ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Act") but which remained unsold at the beginning of such fiscal period:

        3,920,049

 (iii) Number or amount of securities, if any, registered during such fiscal period other than pursuant to Rule 24f-2:

        369,910

  (iv) Number or amount of securities sold during such fiscal period:

        2,820,602

   (v) Number or amount of securities sold during such fiscal period in reliance upon Rule 24f-2:

        O*

        Exhibit: None


____________________

* No filing fee is required as no shares are being registered pursuant to Rule 24f-2.



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                            SIGNATURE
                           ___________

         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Alliance New Europe Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of New York and the State of New York, on the 19th day of September 1995.

                                  Alliance New Europe Fund, Inc.


                                  By /s/ Domenick Pugliese
                                  ______________________________
                                         Domenick Pugliese
                                         Assistant Secretary




































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